Business and Organization	6 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
BUSINESS AND ORGANIZATION
1.	BUSINESS AND ORGANIZATION

Dragon Victory International Limited (“Dragon Victory” or the “Company”) was formed in the Cayman Islands on July 19, 2015. Dragon Victory’s wholly-owned subsidiary, Sweet Lollipop Co., Ltd. (“Sweet Lollipop”) was formed in the British Virgin Islands on May 8, 2014. Long Yun International Holdings Limited (“Long Yun HK”), which is a wholly-owned subsidiary of Sweet Lollipop, was formed in Hong Kong on May 2, 2015. Hangzhou Yuyao Network Technology Co., Ltd (“WFOE I”), which was a wholly foreign-owned entity of Long Yun HK, was formed in the People's Republic of China (the “PRC”) on May 30, 2016.

Hangzhou Longyun Network Technology Co., Ltd (“Long Yun,” or the “VIE”), which was established on October 9, 2014 in Hangzhou, the PRC, pursuant to PRC laws, is owned by Mr. Limin Liu and Mr. Wei Wang.

Long Yun currently has two lines of business, namely, supply chain management platform services and business incubation services.

On August 19, 2016, WFOE I and Mr. Yu Han and Ms. Koulin Han, the then owners of Long Yun, entered into a series of contractual arrangements (the “Original VIE Agreements”), pursuant to which Long Yun became WFOE I’s contractually controlled affiliate. For accounting purposes, WFOE I controlled and received the economic benefits of Long Yun’s business operation through the Original VIE Agreements, which enabled Dragon Victory to consolidate the financial results of Long Yun and its subsidiaries in its consolidated financial statements under generally accepted accounting principles in the United States of America (“U.S. GAAP”).

On November 3, 2017, Dragon Victory entered into a Strategic Cooperation Agreement under a joint venture, where Dragon Victory indirectly holds 60% of the equity interests in Hangzhou Taikexi Dacheng Automotive Technology Service Co., Ltd (“Taikexi”).

Effective March 20, 2018, WFOE I, Long Yun, and Long Yun’s then owners executed a Termination Agreement to terminate each of the Original VIE Agreements dated August 19, 2016. As a result of entering into such Termination Agreements, WFOE I was no longer the sole equity holder of Long Yun and had no control rights and no rights to the assets, property, and revenue of Long Yun. The Company has dissolved WFOE I.

On March 20, 2018, Hangzhou Dacheng Investment Management Co., Ltd. (“WFOE II”), a wholly owned subsidiary of the Company, entered into a series of contractual arrangements (the “New VIE Agreements,” and together with the Original VIE Agreements, the “VIE Agreements”) with Long Yun and its then owners. For accounting purposes, WFOE II controls and receives the economic benefits of Long Yun’s business operation through the New VIE Agreements, which enables Dragon Victory to consolidate the financial results of Long Yun and its subsidiaries in its consolidated financial statements under U.S. GAAP.

The Company decided to replace WFOE I with WFOE II in order to take full advantage of certain preferential tax treatments and subsidies granted by the local government of Shangcheng District of Hangzhou, Zhejiang province, where WFOE II was formed.

On August 3, 2018, WFOE II established Shenzhen Guanpeng International Technology Co., Ltd (“Guanpeng”). WFOE II holds 51% of the equity interests in Guanpeng.

On May 5, 2019, WFOE II participated in the establishment of Zhejiang Shengyuan Business Consulting Co., Ltd (“Shengyuan”). WFOE II held 49% of the equity interests in Shengyuan. On September 19, 2019, the Company sold its interest in Shengyuan to a third party. The Company had not paid up any capital and Shengyuan had not begun operations; accordingly, no gain or loss was incurred as a result of the transfer of ownership.

On July 7, 2019, Long Yun incorporated a subsidiary, Dacheng Liantong Zhejiang Information Technology Co., Ltd (“Dacheng Liantong”). Long Yun currently holds 100% of Dacheng Liantong. Dacheng Liantong is engaged in the business of providing a supply chain management platform for automotive parts suppliers, automobile repair shops, and logistics companies.

On August 22, 2019, the Company formed a wholly owned subsidiary, Zhejiang Shengqian Business Consulting Co., Ltd. (“Shengqian”). The Company dissolved Shengqian on August 19, 2021.

On December 31, 2019, Long Yun entered into a Share Exchange Agreement (the “Agreement”) with Shenzhen Dao Wuxing Technology Co., Ltd. (“Dao Wuxing”), a limited liability company organized under the laws of PRC. Pursuant to the Agreement, Long Yun agreed to transfer to Dao Wuxing 20% of the equity interests of its wholly-owned subsidiary Dacheng Liantong. In return, Dao Wuxing agreed to transfer to Long Yun 100% of the equity interests of Shenzhen Aipu Hongfu Technology Co., Ltd. (“Shenzhen Aipu”) and Shenzhen Zhuoyue Chuancheng Jewelry Co., Ltd. (“Shenzhen Zhuoyue”), both of which are limited liability companies organized under the laws of the PRC and wholly-owned subsidiaries of Dao Wuxing. Shenzhen Aipu and Shenzhen Zhuoyue hold 30% and 70% of the equity interests, respectively, in GuoRonghong Business Factoring Shenzhen Co. Ltd. (“GuoRonghong”), a limited liability company organized under the laws of the PRC.

On April 1, 2021, the Company, through Long Yun, entered into an equity transfer agreement with Mr. Qiang Huang, who owned 100% of the equity interests in Hangzhou Xuzhihang Supply Chain Management Co., Ltd. (“Xuzhihang”), a limited liability company organized under the laws of the PRC. Xuzhihang provides supply chain management and other logistics related services. Pursuant to an equity transfer agreement, Mr. Qiang Huang transferred 60% of the equity interests in Xuzhihang to Long Yun for a consideration of RMB600,000.

On June 28, 2021, the Company, through Sweet Lollipop, formed a wholly owned subsidiary, Meta Rich Limited (“Meta Rich”), in the British Virgin Islands.